REPURCHASE AGREEMENT (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 30, 2020	Jun. 30, 2023
Offsetting Assets [Line Items]
Adjustments to additional paid in capital		$ (17,792)
Repurchase Agreement [Member]
Offsetting Assets [Line Items]
Adjustments to additional paid in capital	$ 80,000